Note 20 - Transferred Assets with on-going Involvement I (Detail) - The impact on the Groups Balance Sheet of on-going involvement associated with transferred assets derecognized in full [Member] - EUR (€)
€ in Millions
		Dec. 31, 2023	Dec. 31, 2022
Carrying value [Member]
Loans at amortized cost
Securitization notes		€ 389	€ 357
Other		0	0
Total loans at amortized cost		389	357
Financial assets held at Fair Value through the P&L:
Securitization notes		23	30
Non-standard Interest Rate, cross-currency or inflation-linked swap		0	0
Total financial assets at fair value through profit or loss		23	30
Financial assets at fair value through other comprehensive income [Abstract]
Securitization notes		706	739
Other		0	0
Total financial assets at fair value through other comprehensive income		706	739
Total financial assets representing on-going involvement		1,118	1,126
Financial liabilities held at Fair Value through the P&L:
Non-standard Interest Rate, cross-currency or inflation-linked swap		0	0
Total financial liabilities representing on-going involvement		0	0
Fair value [Member]
Loans at amortized cost
Securitization notes		344	321
Other		0	0
Total loans at amortized cost		344	321
Financial assets held at Fair Value through the P&L:
Securitization notes		23	30
Non-standard Interest Rate, cross-currency or inflation-linked swap		0	0
Total financial assets at fair value through profit or loss		23	30
Financial assets at fair value through other comprehensive income [Abstract]
Securitization notes		592	629
Other		0	0
Total financial assets at fair value through other comprehensive income		592	629
Total financial assets representing on-going involvement		959	981
Financial liabilities held at Fair Value through the P&L:
Non-standard Interest Rate, cross-currency or inflation-linked swap		0	0
Total financial liabilities representing on-going involvement		0	0
Maximum Exposure to Loss [Member]
Loans at amortized cost
Securitization notes	[1]	344	321
Other	[1]	0	0
Total loans at amortized cost	[1]	344	321
Financial assets held at Fair Value through the P&L:
Securitization notes	[1]	23	30
Non-standard Interest Rate, cross-currency or inflation-linked swap	[1]	0	0
Total financial assets at fair value through profit or loss	[1]	23	30
Financial assets at fair value through other comprehensive income [Abstract]
Securitization notes	[1]	592	629
Other	[1]	0	0
Total financial assets at fair value through other comprehensive income	[1]	592	629
Total financial assets representing on-going involvement	[1]	959	981
Financial liabilities held at Fair Value through the P&L:
Non-standard Interest Rate, cross-currency or inflation-linked swap	[1]	0	0
Total financial liabilities representing on-going involvement	[1]	€ 0	€ 0

[1]	The maximum exposure to loss is defined as the carrying value plus the notional value of any undrawn loan commitments not recognized as liabilities.